Provisions and Contingent Liabilities	9 Months Ended
Jul. 31, 2026
Provisions and Contingent Liabilities [Abstract]
Provisions and Contingent Liabilities
NOTE 17: PROVISIONS AND CONTINGENT

LIABILITIES
Other than as described below, there have been no new significant events or transactions except as previously

identified in Note 25 of the Bank’s 2025 Annual
Consolidated Financial Statements.
(a)

LEGAL AND REGULATORY MATTERS
In the ordinary course of business, the Bank

and its subsidiaries are involved in various

legal and regulatory actions, including but

not limited to civil claims and
lawsuits, regulatory examinations, investigations,

audits, and requests for information by

governmental, regulatory and self-regulatory

agencies and law
enforcement authorities in various jurisdictions,

in respect of our businesses and compliance

programs. The Bank establishes provisions

when it becomes
probable that the Bank will incur a loss and

the amount can be reliably estimated.

The Bank also estimates the aggregate range

of reasonably possible losses
(RPL) in its legal and regulatory actions (that

is, those which are neither probable nor

remote), in excess of provisions. However, the Bank does

not disclose the
specific possible loss associated with each underlying

matter given the substantial uncertainty associated

with each possible loss as described below and

the
negative consequences to the Bank’s resolution

of the matters that comprise the

RPL should individual possible losses be disclosed.

As at July 31, 2026, the
Bank’s RPL is from zero

to approximately $
400

million (October 31, 2025 – from
zero

to approximately $
440.7

million). The Bank’s provisions and RPL represent
the Bank’s best estimates based upon currently available

information for actions for which estimates

can be made, but there are a number of factors

that could
cause the Bank’s actual losses to be significantly

different from its provisions or RPL. For example,

the Bank’s estimates involve significant judgment

due to the
varying stages of the proceedings, the existence

of multiple defendants in many proceedings

whose share of liability has yet to be determined,

the numerous yet-
unresolved issues in many of the proceedings,

some of which are beyond the Bank’s control and/or

involve novel legal theories and interpretations,

the attendant
uncertainty of the various potential outcomes

of such proceedings, and the fact that the underlying

matters will change from time to time. In

addition, some actions
seek very large or indeterminate damages.

Refer to Note 25 of the Bank’s 2025 Annual Consolidated

Financial Statements for details on the Bank’s significant
legal and regulatory matters. Based on

the Bank’s current knowledge, and subject to

the factors listed above as well as other uncertainties

inherent in litigation and
regulatory matters, other than as described

below: (i) there have been no notable developments

to the matters previously identified in Note

25 of the Bank’s 2025
Annual Consolidated Financial Statements; and

(ii) since October 31, 2025, no other legal

or regulatory matter has arisen or progressed

to the point that it would
reasonably be expected to result in a material

financial impact to the Bank.
As previously disclosed, on October 10, 2024,

the Bank announced that, following active

cooperation and engagement with authorities and

regulators, it
reached a resolution (the “Global Resolution”)

of previously disclosed investigations related

to its U.S. Bank Secrecy Act (BSA) and Anti-Money

Laundering (AML)
compliance programs (collectively, the “U.S. BSA/AML program”).

The Bank and certain of its U.S. subsidiaries

consented to orders with the Office of the
Comptroller of the Currency (OCC), the Federal

Reserve Board, and the Financial Crimes

Enforcement Network and entered into plea

agreements with the
Department of Justice (DOJ), Criminal

Division, Money Laundering and Asset

Recovery Section and the United States

Attorney’s Office for the District of New
Jersey. Details of the Global Resolution include: (i) a total payment of US$
3.088

billion ($
4.233

billion), all of which was provisioned during

the 2024 fiscal year;
(ii) TD Bank, N.A. (TDBNA) pleading guilty

to one count of conspiring to fail to maintain

an adequate AML program, failing

to file accurate currency transaction
reports (CTRs) and launder money and

TD Bank US Holding Company (TDBUSH)

pleading guilty to two counts of causing

TDBNA to fail to maintain an adequate
AML program and to fail to file accurate

CTRs; (iii) requirements to remediate the

Bank’s U.S. BSA/AML program; (iv) a requirement

to prioritize the funding and
staffing of the remediation, which includes Board

certifications for dividend distributions

from certain of the Bank’s U.S. subsidiaries to the

Bank; (v) formal
oversight of the U.S. BSA/AML remediation

through an independent compliance monitorship;

(vi) a prohibition against the average combined

total assets of TD’s
two U.S. banking subsidiaries (TDBNA and

TD Bank USA, N.A.) (collectively, the “U.S. Bank”) exceeding

US$
434

billion (representing the combined total assets
of the U.S. Bank as at September 30, 2024)

(the “Asset Limitation”), and if the U.S. Bank

does not achieve compliance with all actionable

articles in the OCC
consent orders (and for each successive

year that the U.S. Bank remains non-compliant),

the OCC may require the U.S. Bank to

further reduce total consolidated
assets by up to 7
%; (vii) the U.S. Bank being subject to OCC

supervisory approval processes for any

additions of new bank products, services,

markets, and
stores prior to the OCC’s acceptance of the

U.S. Bank’s improved AML policies and procedures,

to ensure the AML risk of new initiatives is appropriately
considered and mitigated; (viii) requirements

for the Bank and TD Group U.S. Holdings,

LLC (TDGUS) to retain a third party

to assess the effectiveness of the
corporate governance and U.S. management

structure and composition to adequately

oversee U.S. operations; (ix) requirements

to comply with the terms of the
plea agreements with the DOJ during a five-year

term of probation (which could be extended

as a result of the Bank failing to complete

the compliance
undertakings, failing to cooperate or to report

alleged misconduct as required, or

committing additional crimes); (x) an ongoing

obligation to cooperate with DOJ
investigations; and (xi) an ongoing obligation

to report evidence or allegations of violations

by the Bank, its affiliates, or their employees

that may be a violation of
U.S. federal law. The Bank is focused on meeting the

terms of the consent orders and plea agreements,

including meeting its requirements to remediate

the
Bank’s U.S. BSA/AML compliance programs.

During the first fiscal quarter of 2025, the

Bank fully paid the remainder of the monetary penalty

owed pursuant to the
consent orders and plea agreements that

were entered into as part of the Global Resolution.

The payment was covered by provisions previously

taken by the Bank
for this matter.
As previously disclosed, the Bank and

some former and current directors, officers and employees

have been named as defendants in proposed

class action
lawsuits in the United States and Canada

purporting to be brought on behalf of

the Bank’s shareholders alleging, among other things,

that a decline in the price of
the Bank’s shares was the result of misleading disclosures

with respect to the Bank’s AML compliance programs

and/or the potential outcomes of the government
agencies’ or regulators’ investigations.

The two proposed class actions filed in

the United States have been consolidated

under the caption
Tiessen v. The
Toronto-Dominion Bank, et al.,
in the United States District Court for

the Southern District of New York, and a consolidated amended complaint has been filed
which names TD Bank, N.A., TDBUSH,

and certain former and current officers as

defendants. On May 30, 2025, the defendants

filed a motion to dismiss in the
Tiessen
case, which is pending before the court. Out

of the three proposed class actions in Ontario,
Parkin v. The Toronto-Dominion Bank, et al., has been
identified as the lead action with the other

two Ontario actions being stayed. There remains

one further proposed class action in Quebec

which has been stayed.
The Parkin
certification hearing and the motion to seek

leave under the
Securities Act
(Ontario) have been argued and the

court's decision is pending. A putative
shareholder derivative action, captioned Rubin v. Masrani, et al., has also been filed purportedly on behalf of

TD in the United States in the Supreme

Court of the
State of New York, New York County,

against certain former and current

TD directors, officers and employees, and certain

of TD’s U.S. affiliates and subsidiaries.
The complaint asserts alleged breaches of

duties and other claims against the individual

defendants in connection with the Bank’s

U.S. BSA/AML compliance
programs. On October 31, 2025, TD filed a

motion to dismiss the
Rubin
action, which is pending before the

court. Certain purported TD shareholders

have also
filed an application in the Ontario Superior

Court of Justice (
The Trustees of International Brotherhood of Electrical Workers,

et al., v. The Toronto-Dominion Bank,
et al.
) seeking leave to bring a shareholder derivative

action in the Delaware Court of Chancery

on behalf of TD and TDBUSH against certain

current and former
directors and officers. The motion to seek leave

was heard on April 21, 2026. On May 4, 2026,

the Court issued its decision declining

the application. The
applicants filed a notice of appeal and

the appeal is scheduled to be heard on March

17, 2027. All of the proceedings are

still in early stages. Losses or damages
cannot be estimated at this time.
As previously disclosed, the Bank has been

named as a defendant in a purported

class action lawsuit in the United States to be brought

on behalf of First
Horizon shareholders alleging that a decline

in the price of First Horizon shares was

the result of alleged misleading disclosures

the Bank made with respect to its
U.S. BSA/AML compliance programs and its

effect on the Bank’s contemplated merger

with First Horizon. The lawsuit also names

some of the Bank’s former and
current officers and a former employee as defendants.

On November 26, 2025, the court dismissed

plaintiffs’ complaint, but gave plaintiffs a final opportunity to
amend their complaint again to attempt

to address its deficiencies. On January

22, 2026, the plaintiffs did not amend their

complaint and instead filed a notice of
appeal. On February 26, 2026, three lawsuits

brought by entities organized under

the laws of the Cayman Islands were filed on

an individual basis in New Jersey
state court against the Bank, TDBNA,

TDGUS and current and former officers and

employees claiming they were induced

to purchase and hold First Horizon stock
based on TD's representations concerning

TD's U.S. BSA/AML compliance programs

and its effect on the Bank's contemplated

merger with First Horizon
(
Nineteen77 Global Multi-Strategy Alpha Master

Ltd. et al v. The Toronto-Dominion Bank et al; AQR Arbitrage MA Offshore Fund L.P. et al v. The Toronto-
Dominion Bank et al; HBK Master Fund LP

et al v. The Toronto-Dominion Bank et al
.). On March 27, 2026, TD filed a notice

to remove the cases to federal court,
which plaintiffs are contesting. Losses or damages

cannot be estimated at this time.
U.S. government agencies are conducting

inquiries or investigations related to fair access

to banking, including pursuant to Executive

Order 14331
(Guaranteeing Fair Banking for All Americans),

which directed a review by certain government

agencies of financial institutions’ policies

and practices for
providing, maintaining, or discontinuing

financial products or services to customers

or potential customers. The Bank is responding

to requests from U.S.
government agencies regarding, among other

things, the Bank's policies and processes and

the provision of services to customers

and potential customers.
As previously disclosed, the Bank is a defendant

in Canada and/or the United States in a

number of matters, including class actions,

alleging claims in
connection with various fees, practices and

credit decisions. The cases are in various

stages of maturity and include, among others:

a Quebec action against
members of the financial services industry

(including the Bank) regarding the existence

and amount of the insufficient or non-sufficient

funds fee, a Quebec action
against certain brokers (including TD Direct

Investing) regarding disclosure of foreign

conversion fees, a Quebec action against members

of the automobile
insurance industry (including Primmum Insurance

Company) regarding underwriting practices

in Quebec, a class action that was certified

against the Bank related
to a specific class of employees and TD’s practice

of treating amounts paid under the applicable

compensation plans as inclusive of vacation

pay and public
holiday pay for those employees, and a Quebec

action that was recently certified against

members of the financial services industry (including

the Bank) regarding
certain mortgage

prepayment charges.
Refer to Note 15 for disclosures related

to tax matters.
(b)

RESTRUCTURING CHARGES
During fiscal 2026, the Bank undertook certain

measures to reduce its cost base and achieve

greater efficiency. The restructuring program concluded on
January 31, 2026. For the three and nine months

ended July 31, 2026, the Bank incurred pre-tax

restructuring charges (recovery) of ($
10 ) million and $ 184

million,
respectively (three and nine months ended

July 31, 2025 – $
333

million and $
496

million, respectively).